Condensed Consolidated Statement of Stockholder's Equity (Unaudited) - USD ($)	Mezzanine Preferred Stock [Member]	Series E Preferred Stocks [Member]	Series C Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 714,869	$ 5,250,000	$ 15,000	$ 234	$ 177,427,524	$ (1,350,000)	$ (171,136,522)	$ 10,921,105
Beginning balance, shares at Dec. 31, 2019	46,413	65,625	1,500	2,335,792		37,500
Common stock issued for services				$ 2	384,000			384,002
Common stock issued for services, shares				14,500
Common stock issued for note conversion					30,694			30,694
Common stock issued for note conversion, shares				1,919
Preferred stock series E		$ (314,960)		$ 1	314,959
Preferred stock series E, shares		(3,937)		9,843
Warrant conversions					403,267			403,267
Warrant conversions, shares				18,443
Net Loss							(2,435,793)	(2,435,793)
Ending balance, value at Mar. 31, 2020	$ 714,869	$ 4,935,040	$ 15,000	$ 237	178,560,444	$ (1,350,000)	(173,572,315)	9,303,275
Ending balance, shares at Mar. 31, 2020	46,413	61,688	1,500	2,380,497		37,500
Beginning balance, value at Dec. 31, 2019	$ 714,869	$ 5,250,000	$ 15,000	$ 234	177,427,524	$ (1,350,000)	(171,136,522)	10,921,105
Beginning balance, shares at Dec. 31, 2019	46,413	65,625	1,500	2,335,792		37,500
Ending balance, value at Sep. 30, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 278	184,231,046	$ (1,350,000)	(182,116,945)	6,583,288
Ending balance, shares at Sep. 30, 2020	56,413	61,688	1,500	2,761,183		37,500
Beginning balance, value at Mar. 31, 2020	$ 714,869	$ 4,935,040	$ 15,000	$ 237	178,560,444	$ (1,350,000)	(173,572,315)	9,303,275
Beginning balance, shares at Mar. 31, 2020	46,413	61,688	1,500	2,380,497		37,500
Common stock issued for services					(9,000)			(9,000)
Preferred stock series E	154,000				(154,000)
Warrant conversions				$ 3	352,652			352,655
Warrant conversions, shares				44,082
Stock based compensation					1,276,870			1,276,870
Warrants issued					598,894			598,894
Net Loss							(4,583,460)	(4,583,460)
Ending balance, value at Jun. 30, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 240	180,625,860	$ (1,350,000)	(178,155,775)	6,939,234
Ending balance, shares at Jun. 30, 2020	56,413	61,688	1,500	2,423,829		37,500
Common stock issued for services, shares				(750)
Common stock issued for services				$ 1	94,998			94,999
Common stock issued for services, shares				11,875
Common stock purchased				$ 36	3,338,049			3,338,085
Common stock purchased, shares				310,784
Preferred stock series E, shares	10,000
Warrant conversions				$ 1	117,550			117,551
Warrant conversions, shares				14,695
Stock based compensation					54,589			54,589
Net Loss							(3,961,170)	(3,961,170)
Ending balance, value at Sep. 30, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 278	184,231,046	$ (1,350,000)	(182,116,945)	6,583,288
Ending balance, shares at Sep. 30, 2020	56,413	61,688	1,500	2,761,183		37,500
Beginning balance, value at Dec. 31, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 282	184,586,420	$ (1,350,000)	(186,168,926)	2,886,685
Beginning balance, shares at Dec. 31, 2020	56,413	61,688	1,500	2,803,685		37,500
Common stock issued for services					81,825			81,825
Common stock issued for services, shares				10,000
Common stock issued for cash				$ 10	548,980			548,990
Common stock issued for cash, shares				91,502
Stock based compensation					16,839			16,839
Net Loss							(2,229,776)	(2,229,776)
Ending balance, value at Mar. 31, 2021	$ 868,869	$ 4,935,040	$ 15,000	$ 292	185,234,064	$ (1,350,000)	(188,398,702)	1,304,563
Ending balance, shares at Mar. 31, 2021	56,413	61,688	1,500	2,905,187		37,500
Beginning balance, value at Dec. 31, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 282	184,586,420	$ (1,350,000)	(186,168,926)	2,886,685
Beginning balance, shares at Dec. 31, 2020	56,413	61,688	1,500	2,803,685		37,500
Ending balance, value at Sep. 30, 2021	$ 868,869	$ 4,935,040		$ 372	189,498,056	$ (1,350,000)	(194,904,072)	(951,735)
Ending balance, shares at Sep. 30, 2021	56,413	61,688		3,670,086		37,500
Beginning balance, value at Mar. 31, 2021	$ 868,869	$ 4,935,040	$ 15,000	$ 292	185,234,064	$ (1,350,000)	(188,398,702)	1,304,563
Beginning balance, shares at Mar. 31, 2021	56,413	61,688	1,500	2,905,187		37,500
Common stock issued for services					37,975			37,975
Common stock issued for services, shares				5,000
Common stock issued for cash				$ 6	349,994			350,000
Common stock issued for cash, shares				58,334
Stock based compensation					555,892			555,892
Notes converted to common stock				$ 9	671,593			671,602
Notes converted to common stock, shares				92,761
Original issue discount shares				$ 5	268,145			268,150
Original issue discount shares, shares				39,500
Net Loss							(2,593,623)	(2,593,623)
Ending balance, value at Jun. 30, 2021	$ 868,869	$ 4,935,040	$ 15,000	$ 312	187,117,663	$ (1,350,000)	(190,992,325)	594,559
Ending balance, shares at Jun. 30, 2021	56,413	61,688	1,500	3,100,782		37,500
Common stock issued for services					53,500			53,500
Common stock issued for services, shares				7,500
Common stock issued for cash
Note conversions				$ 13	1,138,891			1,138,904
Note conversions, shares				130,904
Stock based compensation					717,168			717,168
Original issue discount shares				$ 9	455,872			455,881
Original issue discount shares, shares				55,900
Conversion Series C preferred stock			$ (15,000)	$ 38	14,962
Conversion Series C preferred stock, shares			(1,500)	375,000
Net Loss							(3,911,747)	(3,911,747)
Ending balance, value at Sep. 30, 2021	$ 868,869	$ 4,935,040		$ 372	$ 189,498,056	$ (1,350,000)	$ (194,904,072)	$ (951,735)
Ending balance, shares at Sep. 30, 2021	56,413	61,688		3,670,086		37,500